Schedule H, Line 4(i) – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4(i) – Schedule of Assets (Held at Year End)
Polaris 401(k) Retirement Savings Plan
EIN: 41-1857431 Plan Number: 001
Schedule H, Line 4i – Schedule of Assets
(Held at End of Year)
December 31, 2025

Description	Investment Type	Cost**	Current Value
Vanguard Institutional Index Fund	Mutual fund		$229,794,321
Vanguard Target Retirement 2040	Common collective trust (CCT) lifecycle		132,373,289
Vanguard Target Retirement 2050	CCT lifecycle		118,304,811
Vanguard Target Retirement 2035	CCT lifecycle		108,400,529
Vanguard Target Retirement 2045	CCT lifecycle		106,981,248
Vanguard Target Retirement 2055	CCT lifecycle		102,663,247
Vanguard Target Retirement 2030	CCT lifecycle		75,585,252
Vanguard Target Retirement 2060	CCT lifecycle		60,383,649
Vanguard Target Retirement 2025	CCT lifecycle		43,117,132
Vanguard Mid Cap Index Fund	Mutual fund		39,065,268
Fidelity Brokerage Link*	Self-directed brokerage account		34,869,009
Great Gray Europacific Growth Trust R1	CCT fund		31,162,216
Vanguard Small Cap Index Fund	Mutual fund		29,802,941
PIMCO Stable Income Fund II	CCT fund		28,437,282
Vanguard Target Retirement 2065	CCT lifecycle		20,615,815
Fidelity Total Bond Fund*	Mutual fund		14,373,904
Polaris Inc. common stock*	Common stock		13,738,232
Vanguard Target Retirement 2020	CCT lifecycle		12,565,042
Fidelity US Treasury Money Market*	Money market fund		11,646,159
T. Rowe Price International Discovery Fund	Mutual fund		10,127,781
Vanguard Total Bond Market Index Fund	Mutual fund		7,921,168
Large Cap Value Fund CL	CCT fund		7,201,872
Large Cap Growth III R1	CCT fund		6,242,774
Vanguard Target Retirement Income	CCT lifecycle		5,803,016
BlackRock MSCI ACWI Ex-U.S.	CCT fund		5,057,224
Vanguard Target Retirement 2070	CCT lifecycle		3,010,121
BlackRock Strategic Global Bond Institutional	Mutual fund		1,922,491
Massachusetts Financial Services Mid Cap Value R3	Mutual fund		1,462,320
Neuberger Berman Small Cap Growth R6	Mutual fund		1,282,640
American Century Large Cap Equity R6	Mutual fund		1,218,713
JPMorgan Mid Cap Growth Fund R6	Mutual fund		1,204,588
Allspring Special Small Cap Value A	Mutual fund		496,920
DWS Real Assets S	Mutual fund		484,783
			1,267,315,757
Participant loans, with interest rates ranging from 4.25% to 9.50%, maturing through September 2040*			17,222,856
Total			$1,284,538,613

* Party-in-interest as defined by ERISA.
** Cost information is not required for participant-directed investments and therefore is not included.